PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
As at December 31, 2020		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$15,227,076	$(14,651,517)	$575,559
Other capital assets	127,527	(108,003)	19,524
Total PP&E	$15,354,603	$(14,759,520)	$595,083

		Accumulated Depletion,
As at December 31, 2019		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$15,088,724	$(13,541,362)	$1,547,362
Other capital assets	125,265	(105,021)	20,244
Total PP&E	$15,213,989	$(13,646,383)	$1,567,606
(1)	All of the Company’s unproved properties are included in the full cost pool.

Acquisitions:

For the years ended December 31, 2020 and 2019, Enerplus acquired property and land totaling $10.1 million and $24.4 million, respectively.

Divestments:

For the years ended December 31, 2020 and 2019, Enerplus disposed of properties for proceeds of $6.1 million and $9.6 million, respectively.